DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2024
Direct operating expense from investment property [abstract]
Schedule of Direct Commercial Property Expense
The components of direct commercial property expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Property maintenance	$214	$211	$424	$409
Real estate taxes	157	155	348	340
Employee compensation and benefits	54	37	107	93
Depreciation and amortization	15	13	27	25
Lease expense(1)	5	5	10	9
Other	155	131	295	264
Total direct commercial property expense	$600	$552	$1,211	$1,140
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.